Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property and Equipment
The estimated useful lives are as follows:

Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term
The following summarizes property and equipment - net as of:

	December 31,	December 31,
	2021	2020
	(in thousands)
Satellites	$93,709	$32,340
Computer equipment and software	1,372	1,315
Office furniture and fixtures	744	1,388
Other equipment	682	434
Site equipment	1,393	1,311
Ground station equipment	111	1,415
Total	98,011	38,203
Less: accumulated depreciation	(27,460)	(17,351)
Property and equipment — net	$70,551	$20,852

Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company's finite-lived intangible assets are as follows:

Estimated useful lives-years
Distribution agreements	2
Customer backlog and relationships	1 - 10
Technology	3 - 5